Long-Term Liabilities - Schedule of Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current portion of long-term borrowings
Current portion of long-term liabilities	$ 2,608	$ 3,105